NONVESTED SHARES - Summary of Nonvested Shares Granted and Vested (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted average grant date fair value
Incremental compensation expenses	$ 405	$ 1,865	$ 2,317
2008 Plan | Nonvested shares
Number of Shares
Outstanding at the beginning of the period (in shares)	1,084,284
Granted (in shares)	244,000	272,000	296,000	3,154,800	2,800,300	711,571
Forfeited (in shares)	(325,852)
Vested (in shares)	(453,652)
Outstanding at the end of the period (in shares)	548,780	1,084,284
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 3.28
Granted (in dollars per share)	0.60
Forfeited (in dollars per share)	1.67
Vested (in dollars per share)	0.84
Outstanding at the end of the period (in dollars per share)	$ 5.07	$ 3.28
Fair value of shares vested	$ 379	$ 808	$ 3,070
Incremental compensation expenses	384	$ 1,768	$ 2,215
Unrecognized compensation cost	$ 1,487
Weighted-average period of recognition of unrecognized compensation cost	2 years 4 months 10 days